Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 14,609,727	$ 13,800,282	$ 12,570,515
Cost of revenues	9,871,330	9,199,029	8,418,474
Gross profit	4,738,397	4,601,253	4,152,041
Selling, general and administrative	2,356,396	2,271,049
Research and development	125,805	111,631	110,834
Operating income	2,256,196	2,218,573	2,074,892
Investment gain	0	139,600
Interest, net	(408,561)	(426,060)
Income before income taxes	1,847,635	1,932,113	1,778,359
Income tax expense	592,012	605,136	601,097
Net Income	1,255,623	1,326,977	1,177,262
Less: Net income attributable to noncontrolling interests	145,733	140,168	106,108
Income attributable to the Company	1,109,890	1,186,809	1,071,154
Current assets:
Cash and cash equivalents	682,777	688,040	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	3,037,274	3,019,424
Accounts receivable from related parties	153,118	137,809
Inventories	1,097,104	1,036,809
Prepaid expenses and other current assets	1,037,391	977,537
Deferred tax asset, current	279,052	267,837
Total current assets	6,286,716	6,127,456
Property, plant and equipment, net	3,091,954	2,940,603
Intangible assets	757,876	710,116
Goodwill	11,658,187	11,421,889	9,186,650
Deferred tax asset, non-current	104,167	89,152
Total assets	23,119,906	22,325,998
Current liabilities:
Accounts payable	542,597	622,294
Accounts payable to related parties	123,929	123,350
Accrued expenses and other current liabilities	2,012,533	1,787,471
Short-term borrowings and other financial liabilities	96,648	117,850
Short Term Borrowings Due To Related Parties Current	62,342	3,973
Current portion of long-term debt and capital lease obligations	511,370	334,747
Income tax payable, current	170,360	150,003
Deferred tax liability, current	34,194	30,303
Total current liabilities	3,553,973	3,169,991
Total long-term debt less current maturities	7,746,920	7,785,740
Other liabilities	329,561	260,257
Pension liabilities	435,858	457,673
Income tax payable, non-current	176,933	201,642
Deferred tax liability, non-current	743,390	664,001
Total liabilities	12,986,635	12,595,478
Noncontrolling interests subject to put provisions	648,251	523,260
Company shareholders' equity	9,234,564	8,942,506
Noncontrolling interests not subject to put provisions	250,456	264,754
Total equity	9,485,020	9,207,260	8,061,017	7,523,911
Total liabilities and equity	23,119,906	22,325,998
Consolidated Statements of Comprehensive Income
Net Income	1,255,623	1,326,977	1,177,262
Other comprehensive income (loss), net of tax	(60,518)	(6,525)	(292,969)
Total comprehensive income	1,195,105	1,320,452	884,293
Comprehensive income attributable to noncontrolling interests	(143,689)	(139,989)	(104,861)
Comprehensive income attributable to the Company	1,051,416	1,180,463	779,432
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative			1
Operating income			(1)
Interest, net	6,871	6,839	(5,351)
Income before income taxes	6,871	6,839	5,350
Income tax expense	2,494	2,482	2,016
Net Income	4,377	4,357	3,334
Income attributable to the Company	4,377	4,357	3,334
Current assets:
Cash and cash equivalents	0	1	1
Accounts receivable from related parties	1,269,092	1,269,471
Total current assets	1,269,092	1,269,472
Total assets	1,269,092	1,269,472
Current liabilities:
Accrued expenses and other current liabilities	29,770	29,771
Total current liabilities	29,770	29,771
Total long-term debt less current maturities	1,167,466	1,172,397
Income tax payable, non-current	2,287	2,113
Total liabilities	1,199,523	1,204,281
Company shareholders' equity	69,569	65,191
Total equity	69,569	65,191
Total liabilities and equity	1,269,092	1,269,472
Consolidated Statements of Comprehensive Income
Net Income	4,377	4,357	3,334
Guarantors [Member]
Consolidated Statements of Income
Other, net			(1,379,577)
Current assets:
Property, plant and equipment, net	2,980,268
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	184,054	59,222	158,222
Operating income	(184,054)	(59,222)	(158,222)
Investment gain	(22,945)
Interest, net	(210,759)	(216,914)	90,148
Other, net	(1,545,184)	(1,531,505)
Income before income taxes	1,150,371	1,255,369	1,131,207
Income tax expense	40,481	68,560	60,053
Net Income	1,109,890	1,186,809	1,071,154
Income attributable to the Company	1,109,890	1,186,809	1,071,154
Current assets:
Cash and cash equivalents	13	78	2	147,177
Accounts receivable from related parties	960,137	2,257,445
Prepaid expenses and other current assets	71,939	72,022
Total current assets	1,032,089	2,329,545
Property, plant and equipment, net	734	611
Intangible assets	501	584
Deferred tax asset, non-current	80,931	51,111
Other assets	13,955,933	12,675,998
Total assets	15,070,188	15,057,849
Current liabilities:
Accounts payable	2,193	1,935
Accounts payable to related parties	1,896,712	2,234,205
Accrued expenses and other current liabilities	45,897	27,530
Short-term borrowings and other financial liabilities	60	38
Current portion of long-term debt and capital lease obligations	271,090	207,160
Income tax payable, current	114,197	130,636
Deferred tax liability, current	2,331	1,622
Total current liabilities	2,332,480	2,603,126
Total long-term debt less current maturities	96,699	285,049
Long term borrowings from related parties	3,359,606	3,212,455
Other liabilities	5,616	6,696
Pension liabilities	10,377	7,753
Income tax payable, non-current	30,846	264
Total liabilities	5,835,624	6,115,343
Company shareholders' equity	9,234,564	8,942,506
Total equity	9,234,564	8,942,506
Total liabilities and equity	15,070,188	15,057,849
Consolidated Statements of Comprehensive Income
Net Income	1,109,890	1,186,809	1,071,154
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	2,084,014	1,884,622	1,931,016
Cost of revenues	1,356,114	1,197,337	1,210,733
Gross profit	727,900	687,285	720,283
Selling, general and administrative	284,589	203,284	208,022
Research and development	72,638	69,025	68,876
Operating income	370,673	414,976	443,385
Interest, net	(5,922)	(2,682)	6,867
Other, net	259,165	261,505	297,281
Income before income taxes	105,586	150,789	139,237
Income tax expense	108,837	119,255	124,322
Net Income	(3,251)	31,534	14,915
Income attributable to the Company	(3,251)	31,534	14,915
Current assets:
Cash and cash equivalents	4,490	501	144	225
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	152,480	170,627
Accounts receivable from related parties	815,748	1,449,317
Inventories	287,625	271,039
Prepaid expenses and other current assets	41,240	27,693
Total current assets	1,301,583	1,919,177
Property, plant and equipment, net	238,469	206,873
Intangible assets	73,166	67,874
Goodwill	62,829	54,848
Deferred tax asset, non-current	14,209	10,123
Other assets	47,661	650,255
Total assets	1,737,917	2,909,150
Current liabilities:
Accounts payable	28,689	41,114
Accounts payable to related parties	522,719	491,525
Accrued expenses and other current liabilities	129,727	102,728
Deferred tax liability, current	9,002	8,126
Total current liabilities	690,137	643,493
Long term borrowings from related parties		657,284
Other liabilities	6,028	12,679
Pension liabilities	254,233	202,219
Total liabilities	950,398	1,515,675
Company shareholders' equity	787,519	1,393,475
Total equity	787,519	1,393,475
Total liabilities and equity	1,737,917	2,909,150
Consolidated Statements of Comprehensive Income
Net Income	(3,251)	31,534	14,915
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	(128,356)	(51,963)	67,587
Operating income	128,356	51,963	(67,587)
Interest, net	(176,643)	(156,794)	82,205
Other, net	(824,853)	(921,180)	(691,312)
Income before income taxes	776,566	816,349	541,520
Income tax expense	(19,049)	(41,356)	(59,093)
Net Income	795,615	857,705	600,613
Income attributable to the Company	795,615	857,705	600,613
Current assets:
Accounts receivable from related parties	1,643,394	3,562,953
Prepaid expenses and other current assets	167	167
Total current assets	1,643,561	3,563,120
Other assets	12,583,246	11,766,104
Total assets	14,226,807	15,329,224
Current liabilities:
Accounts payable to related parties	1,600,480	1,598,852
Accrued expenses and other current liabilities	9,403	3,157
Current portion of long-term debt and capital lease obligations	200,000	100,000
Total current liabilities	1,809,883	1,702,009
Total long-term debt less current maturities	2,438,189	2,559,340
Long term borrowings from related parties	2,092,818	2,019,925
Other liabilities	0	110,637
Total liabilities	6,340,890	6,391,911
Company shareholders' equity	7,885,917	8,937,313
Total equity	7,885,917	8,937,313
Total liabilities and equity	14,226,807	15,329,224
Consolidated Statements of Comprehensive Income
Net Income	795,615	857,705	600,613
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	15,825,782	14,806,815	13,498,566
Cost of revenues	11,789,397	10,876,513	10,020,572
Gross profit	4,036,385	3,930,302	3,477,994
Selling, general and administrative	2,150,296	2,030,970	1,611,194
Research and development	53,336	42,442	41,958
Operating income	1,832,753	1,856,890	1,824,842
Investment gain	20,610	(139,600)
Interest, net	(22,108)	(71,797)	140,567
Income before income taxes	1,810,645	1,924,693	1,684,275
Income tax expense	652,672	698,353	685,166
Net Income	1,157,973	1,226,340	999,109
Less: Net income attributable to noncontrolling interests	145,733	140,168
Income attributable to the Company	1,012,240	1,086,172	999,109
Current assets:
Cash and cash equivalents	672,206	686,457	457,145	342,524
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	2,882,736	2,848,797
Accounts receivable from related parties	4,073,975	4,398,630
Inventories	946,790	885,613
Prepaid expenses and other current assets	879,085	837,152
Deferred tax asset, current	322,337	311,280
Total current assets	9,777,129	9,967,929
Property, plant and equipment, net		2,856,000
Intangible assets	684,290	641,714
Goodwill	11,595,358	11,367,041
Deferred tax asset, non-current	118,306	131,452
Other assets	5,234,132	(4,751,531)
Total assets	30,389,483	20,212,605
Current liabilities:
Accounts payable	511,715	579,245
Accounts payable to related parties	4,931,344	8,663,240
Accrued expenses and other current liabilities	1,786,709	1,611,997
Short-term borrowings and other financial liabilities	96,588	117,812
Short Term Borrowings Due To Related Parties Current	62,342	3,973
Current portion of long-term debt and capital lease obligations	40,280	27,587
Income tax payable, current	56,163	19,367
Deferred tax liability, current	64,539	61,774
Total current liabilities	7,549,680	11,084,995
Total long-term debt less current maturities	7,478,944	7,020,190
Long term borrowings from related parties	6,940	64,530
Other liabilities	298,313	96,322
Pension liabilities	171,248	247,701
Income tax payable, non-current	20,262	52,684
Deferred tax liability, non-current	768,156	685,158
Total liabilities	16,293,543	19,251,580
Noncontrolling interests subject to put provisions	648,251	523,260
Company shareholders' equity	13,197,233	173,011
Noncontrolling interests not subject to put provisions	250,456	264,754
Total equity	13,447,689	437,765
Total liabilities and equity	30,389,483	20,212,605
Consolidated Statements of Comprehensive Income
Net Income	1,157,973	1,226,340	999,109
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(3,300,069)	(2,891,155)	(2,859,067)
Cost of revenues	(3,274,181)	(2,874,821)	(2,812,831)
Gross profit	(25,888)	(16,334)	(46,236)
Selling, general and administrative	(134,187)	29,536	(78,711)
Research and development	(169)	164
Operating income	108,468	(46,034)	32,475
Interest, net	0	15,288	(17,903)
Other, net	2,110,872	2,191,180	1,773,608
Income before income taxes	(2,002,404)	(2,221,926)	(1,723,230)
Income tax expense	(193,423)	(242,158)	(211,367)
Net Income	(1,808,981)	(1,979,768)	(1,511,863)
Less: Net income attributable to noncontrolling interests			106,108
Income attributable to the Company	(1,808,981)	(1,979,768)	(1,617,971)
Current assets:
Cash and cash equivalents	6,068	1,003		32,944
Trade accounts receivable less allowance for doubtful accounts of $328,893 in 2012 and $299,751 in 2011	2,058
Accounts receivable from related parties	(8,609,228)	(12,800,007)
Inventories	(137,311)	(119,843)
Prepaid expenses and other current assets	44,960	40,503
Deferred tax asset, current	(43,285)	(43,443)
Total current assets	(8,736,738)	(12,921,787)
Property, plant and equipment, net	(127,517)	(122,881)
Intangible assets	(81)	(56)
Deferred tax asset, non-current	(109,279)	(103,534)
Other assets	(30,599,966)	(19,304,044)
Total assets	(39,573,581)	(32,452,302)
Current liabilities:
Accounts payable to related parties	(8,827,326)	(12,864,472)
Accrued expenses and other current liabilities	11,027	12,288
Deferred tax liability, current	(41,678)	(41,219)
Total current liabilities	(8,857,977)	(12,893,403)
Total long-term debt less current maturities	(3,434,378)	(3,251,236)
Long term borrowings from related parties	(5,459,364)	(5,898,020)
Other liabilities	19,604	33,923
Income tax payable, non-current	123,538	146,581
Deferred tax liability, non-current	(24,766)	(21,157)
Total liabilities	(17,633,343)	(21,883,312)
Company shareholders' equity	(21,940,238)	(10,568,990)
Total equity	(21,940,238)	(10,568,990)
Total liabilities and equity	(39,573,581)	(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income	$ (1,808,981)	$ (1,979,768)	$ (1,511,863)